Fair Value and Fair Value Hierarchy of Financial Instruments	12 Months Ended
Dec. 31, 2025
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
38.	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS

The carrying amounts of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, are as follows:

	As at December 31,
	Carrying amounts			Fair values
	2024	2025	2025	2024	2025	2025
	RMB	RMB	US$	RMB	RMB	US$

Financial assets
Financial assets at FVTPL	1,141	4,000	572	1,141	4,000	572
Financial assets included in other non-current assets	2,439	690	99	2,311	624	89
Total	3,580	4,690	671	3,452	4,624	661
Financial liabilities
Financial liabilities included in other payables and accruals	-	1,968	282	-	1,968	281
Other non-current liabilities	6,274	12,031	1,720	5,742	11,706	1,674
Non-current portion of interest-bearing bank and other borrowings (other than lease liabilities)	868,642	742,325	106,151	859,707	709,342	101,435
Total	874,916	756,324	108,153	865,449	723,016	103,390

Management has assessed that the fair values of cash and bank balances, trade receivables, financial assets included in prepayments, deposits and other receivables, trade payables, the current portion of long-term payables, the current portion of interest-bearing bank and other borrowings, financial liabilities included in other payables, and accruals approximate to their carrying amounts largely due to the short-term maturities of these instruments, or the interest rate being approximate to the discount rate of current market.

The Group’s finance department is responsible for determining the policies and procedures for the fair value measurement of financial instruments. The finance manager reports directly to the chief financial officer and the audit committee. At each reporting date, the finance department analyses the movements in the values of financial instruments and determines the major inputs applied in the valuation. The directors review the results of the fair value measurement of financial instruments periodically for annual financial reporting.

The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:

The fair values of the financial assets and liabilities included in other non-current assets, and the non-current portion of interest-bearing bank and other borrowings have been calculated by discounting the expected future cash flows using rates currently available for instruments with similar terms, credit risk and remaining maturities. The Group’s own non-performance risk for other non-current assets, and interest-bearing bank and other borrowings as at December 31, 2025 was assessed to be insignificant.

The fair values of listed equity investments are based on quoted market prices. The fair value of the unlisted equity investments designated at fair value through profit or loss have been estimated using an asset-based valuation technique based on assumptions that are not supported by observable market prices or rates. The fair value measurement of these financial instruments may involve unobservable inputs. Fair value change resulting from changes in the unobservable inputs was not significant.

For Level 3 financial liabilities, the Group adopts the valuation techniques to determine the fair value. Valuation techniques include a discounted cash flow analysis. The fair value measurement of the financial instruments may involve unobservable inputs such as discount rate and possibility of payment. The Group periodically reviews all significant unobservable inputs and valuation adjustments used to measure the fair values of financial assets in Level 3.

Fair value hierarchy

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

Assets measured at fair value

As at December 31, 2024

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB	RMB	RMB	RMB

Financial assets at FVTPL	1,141	-	-	1,141

As at December 31, 2025

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total	Total
	RMB	RMB	RMB	RMB	US$

Financial assets at FVTPL	-	-	4,000	4,000	572

Liabilities measured at fair value

As at December 31, 2025

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant Unobservable inputs (Level 3)	Total	Total
	RMB	RMB	RMB	RMB	US$

Financial liabilities included in other payables and accruals	-	-	1,968	1,968	281
Other non-current liabilities	-	-	6,374	6,374	911

During the years ended December 31, 2023, 2024 and 2025, there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 for both financial assets and financial liabilities.